Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1 , 2014	$39,826	$7,517	$—	$47,343

Acquisition of Weiyue in 2014	—	—	14,526	14,526
Acquisition of other businesses in 2014	—	4,135	—	4,135
Impairment provided in 2014	—	—	(14,526)	(14,526)

Balance as of December 31, 2014	39,826	11,652	—	51,478

Foreign exchange impact	1,919	(535)	—	1,384

Balance as of December 31, 2015	41,745	11,117	—	52,862

Impairment provided in 2016	(36,726)	—	—	(36,726)
Foreign exchange impact	(5,019)	(851)	—	(5,870)

Balance as of December 31, 2016	$—	$10,266	$—	$10,266

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company’s goodwill as of December 31, 2015 and 2016 was $52.9 million and $10.3 million respectively.  No new acquisition incurred in 2015 and 2016, and the fluctuation in its balance in 2016 mainly resulted from the goodwill impairment provided for portal business. In January 2014, the Company acquired additional equity interest in Weiyue (Note 5), which resulted in an increase of $14.5 million in goodwill. For the increase in goodwill related to other businesses in 2014, it was mainly arising from an acquisition in a game developer, which resulted in an increase of $3.8 million in goodwill.

In the second quarter of 2014, based on the significant decline in revenue of the online reading business and near-term outlook, which was primarily due to the revocation of our Internet Publication License and License for Online Transmission of Audio-Visual Programs, the Company performed an assessment of goodwill acquired from Weiyue with assistance from an independent appraiser and recognized an impairment charge of $14.5 million. As of December 31, 2015, the Company performed a qualitative analysis, by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Company, on the goodwill arising from portal advertising business and Weibo business, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted as of December 31, 2015.

In 2016, the Company witnessed a decrease trend in revenue under portal segment, which was mainly caused by an increasingly competitive online advertising market landscape which led to a shift of advertising budget of brand advertisers, the largest customer segment in terms of revenue contribution for portal advertising business, from portal to APPs. As of December 31, 2016, the Company performed a quantitative analysis for the reporting unit under portal advertising business, with the assistance of an independent third party valuer to determine the fair value of reporting units and the implied fair value of their goodwill. In addition, as to the reporting unit under Weibo, the Company also performed a quantitative analysis on it considering the fact of under expectation performance and decreased revenue. The Company estimated the fair value by using the income approach, which considered a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company’s business. Based on the assessment, the Company provided an impairment charges of $36.7 million for the goodwill arising from the acquisitions made under portal advertising segment as of December 31, 2016 and concluded that no impairment existed for the reporting unit under Weibo as its fair value of reporting unit was over its carrying amount.

Intangible assets

The following table summarizes the Company’s intangible assets:

	As of December 31, 2015			As of December 31, 2016
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Accumulated Impairment	Net
	(In thousands)			(In thousands)
Technology*	$15,698	$(13,083)	$2,615	$15,698	$(14,196)	(1,243)	$259
Software*	1,861	(1,861)	—	1,861	(1,861)	—	—
Exclusive content distribution right*	2,806	(1,485)	1,321	—	—	—	—
Games*	1,688	(496)	1,192	1,688	(979)	—	709
Other*	7,899	(3,935)	3,964	7,899	(4,800)	(2,225)	874

Total	$29,952	$(20,860)	$9,092	$27,146	$(21,836)	$(3,468)	$1,842

* Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Amortization expense related to intangible assets for the years ended December 31, 2014, 2015 and 2016 was $3.4 million, $3.6 million and $1.9 million, respectively. In 2016, the Company recognized $3.5 million impairment loss of acquired intangible assets, which is related to the All Sure business acquired in 2013, as a result of the Company’s management’s assessment that the impairment existed based on its conclusion that All Sure was unable to provide expected synergies with the portal business. The impaired intangible assets consisted primarily of core technology, trademark and domain names. No impairment on acquired intangible assets was made for the years ended December 31, 2014 and 2015. As of December 31, 2016, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2017	$659
2018	531
2019	45
2020	42
2021 and thereafter	—

Total expected amortization expense**	$1,277

** The table above excludes indefinite lived intangible assets of $0.6 million.